Risk Management Activities - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Value Of Reasonably Possible Decrease In Chilean Peso Exchange Rate By Fifeteen Percent [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	$ 74.2
Value Of Reasonably Possible Decrease In Forward Price By Ten Percent [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	49.5
Value Of Reasonably Possible Decrease In Chilean Peso Exchange Rate By Five Percent [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	24.7
Value Of Reasonably Possible Increase In Chilean Peso Exchange Rate By Five Percent [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(24.7)
Value Of Reasonably Possible Increase In Chilean Peso Exchange Rate By Ten Percent [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(49.5)
Value Of Reasonably Possible Increase In Chilean Peso Exchange Rate By Fifeteen Percent [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(74.2)
Percentage Of Reasonably Possible Decrease In Interest Rates (1.5%) [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(5.2)	$ 5.9
Percentage Of Reasonably Possible Decrease In Interest Rates (1.5%) [Member] | Currency risk [member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(7.3)
Percentage Of Reasonably Possible Decrease In Interest Rates (1.0%) [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(2.9)	4.0
Percentage Of Reasonably Possible Decrease In Interest Rates (1.0%) [Member] | Currency risk [member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(4.8)
Percentage Of Reasonably Possible Decrease In Interest Rates (0.5%) [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(0.8)	2.0
Percentage Of Reasonably Possible Decrease In Interest Rates (0.5%) [Member] | Currency risk [member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(2.4)
Percentage Of Reasonably Possible Increase in Interest Rates 0.5% [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	3.0	(2.1)
Percentage Of Reasonably Possible Increase in Interest Rates 0.5% [Member] | Currency risk [member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	2.4
Percentage Of Reasonably Possible Increase In Interest Rates 1.0% [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	4.8	(4.2)
Percentage Of Reasonably Possible Increase In Interest Rates 1.0% [Member] | Currency risk [member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	4.8
Percentage Of Reasonably Possible Increase In Interest Rates 1.5% [Member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	6.4	$ (6.3)
Percentage Of Reasonably Possible Increase In Interest Rates 1.5% [Member] | Currency risk [member]
Disclosure Of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	$ 7.1